FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101
207-347-2000

December 28, 2020

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Request for Selective/Limited Review Forum Funds (the “Trust” or “Registrant”) File Nos. 002-67052/811-03023 Post-Effective Amendment (“PEA”) No. 686

Dear Sir or Madam:

Pursuant to the Securities Act of 1933, as amended, and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of the Registrant, is Post-Effective Amendment No. 686 to the Registrant’s currently effective registration statement on Form N-1A (the “Amendment”) relating to Absolute Convertible Arbitrage Fund (the "Fund"), an existing series of the Registrant. This transmission contains a conformed signature page for the Trust, the manually signed original of which is maintained at the offices of the Trust.

The primary purpose of this filing is to register a new share class, Investor Shares, of the Fund and incorporate corresponding disclosures related to the new share class into the Fund's prospectus and statement of additional information.

Pursuant to SEC Release No. 33-6510/IC-13768 (February 15, 1984), SEC ADI 2018-06, and SEC IM Guidance Update No. 2016-06 (December 2016), Registrant respectfully requests selective/limited review of the Amendment limited to disclosure relating to the new class (Investor Shares) of the Fund. Selective/limited review would serve to expedite the review process for the Registrant as well as use the SEC staff (“Staff”)’s time more effectively. The material changes in this filing are limited to the addition of Investor Shares of the Fund and the associated disclosures and the Registrant believes that no area of the filing warrants particular attention.

The form of the prospectus and the disclosures in each section of the prospectus included in the Amendment (except for the sections of the prospectus titled “Fees and Expenses,” “Performance Information,” “Management,” “Information Regarding Dividend and Interest Expenses on Short Sales,” “Choosing a Share Class,” “Buying Shares,” and “Selling Shares”) are

substantially the same as the disclosures contained in the Fund’s currently effective registration statement, in PEA No. 673, as filed on July 28, 2020 (SEC Accession No. 0001398344-20-014525)1.

The form of the SAI and the disclosures in each section of the SAI included in the Amendment (except for the sections titled “Investment Adviser” and “Distributor”) are substantially the same as the disclosures contained in Fund’s currently effective registration statement, as set forth in PEA No. 673.

Information that was not available at the time of this filing, such as the ticker symbol for Investor Shares, will be added in a Rule 485(b) filing prior to the effective date. As the facing sheet indicates, PEA No. 686 is scheduled to become effective sixty (60) days after filing. No fees are required in connection with this filing. Blackline copies of the prospectus and SAI relating to the Fund, reflecting the changes described above, are available to the Staff upon request.

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@apexfs.com.

Sincerely,

/s/ Zachary R. Tackett

Zachary R. Tackett

Attachments

[1]	PEA No. 673 was filed on behalf of the Fund as well as other series of the Trust.